Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,053,000.00
Previously Paid Amount	421.62
Total Fee Amount	421.62
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 3,053,000.00
Final Prospectus	true